Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
Litigation and Regulatory Matters

In the ordinary course of business, from time to time, the Company may be subject to litigation, claims and regulatory matters, none of which are currently outstanding, which the Company believes could have, individually or in the aggregate, a material adverse effect on its business, financial condition or results of operations, liquidity or cash flows.

Environmental Matters

The Company is subject to environmental regulations related to the ownership of real estate. The cost of complying with the environmental regulations was not material to the Company or Predecessor’s results of operations for any of the periods presented. The Company is not aware of any environmental condition on any of its properties that is likely to have a material adverse effect on the consolidated financial statements when the fair value of such liability can be reasonably estimated and is required to be recognized.

Commitments

As of December 31, 2020, the Company did not have any commitments for re-leasing costs, recurring capital expenditures, non-recurring building improvements, or similar types of costs.